JOHCM CREDIT INCOME FUND

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

JOHCM GLOBAL EQUITY FUND

JOHCM GLOBAL INCOME BUILDER FUND

JOHCM INTERNATIONAL OPPORTUNITIES FUND

JOHCM INTERNATIONAL SELECT FUND

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

(the "FUNDS")

EACH, A SERIES OF ADVISERS INVESTMENT TRUST

Supplement dated May 24, 2021

to the Prospectus and Statement of Additional Information dated January 28, 2021, as amended

I.Under the heading "DIVIDENDS AND DISTRIBUTIONS" on page 51 of the Prospectus, the information pertaining to the distribution policy is deleted in its entirety and replaced with the following:

Fund Policy

Each Fund, except the JOHCM Global Income Builder Fund and the JOHCM Credit Income Fund, intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The JOHCM Global Income Builder Fund and the JOHCM Credit Income Fund each intend to declare daily and pay monthly substantially all of its net investment income as dividends to its respective shareholders. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, at least once a year. Each Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of a Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

Any undelivered checks or checks that are not cashed for six months may be deemed legally abandoned if an attempt to reach you to request a reissue of the check is not successful. The proceeds will then be escheated (transferred) to the appropriate state's unclaimed property administration in accordance with statutory requirements.

II. Change in Officers

Effective May 17, 2021, the Board of Trustees of Advisers Investment Trust (the "Trust") elected Tracy L. Dotolo as Treasurer of the Trust, Deanna Y. Pellack as Secretary of the Trust, Troy A. Sheets as Assistant Treasurer of the Trust and Kara M. Schneider as Assistant Secretary of the Trust.

With the appointment of Ms. Dotolo as Treasurer, Ms. Pellack as Secretary, Mr. Sheets as Assistant Treasurer of the Trust, and Ms. Schneider as Assistant Secretary of the Trust, the following changes is being made to the Statement of Additional Information:

On pages 24-26 of the Statement of Additional Information, the table listing each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each Officer of the Trust, is deleted in its entirety and replaced with the following:

Other
				Number of	Directorships
				Portfolios in	Held by
	Position(s)	Term of Office/	Principal	the Trust	Trustee
Name, Address and	Held with	Length of Time	Occupation(s) During	Overseen by	During Past
Year of Birth1	the Trust	Served	Past 5 Years	Trustee	5 Years
David M. Whitaker2	Trustee	Indefinite/July	President, Foreside Financial Group,	12	PAF
Year of Birth: 1971		2017 to present	LLC 2011 to present; Director,		Transportation
Portland Air Freight 2011 to present;
Director, National Investment
Company Service Association
(NICSA) 2018 to present.
Daniel P. Houlihan3	Trustee	Indefinite/March	Executive Vice President, The	12	None
Year of Birth: 1966		2016 to present	Northern Trust Company 2008 to
present; Chairman, National
Investment Company Service
Association (NICSA) 2017 to
present; Vice Chairman, National
Investment Company Service
Association (NICSA) 2014 to 2017.
Barbara J. Nelligan	President	Indefinite/	Senior Vice President, Global Fund	N/A	N/A
Year of Birth: 1969		August 2017 to	Services Fund Governance
		present	Solutions, The Northern Trust
Company 2018 to Present; Senior
Vice President, Global Fund
Services Product Management, The
Northern Trust Company 2007 to
2018; Vice President of Advisers
Investment Trust 2012 to 2017.
Scott Craven Jones	Risk	Indefinite/	Director, Carne Global Financial	N/A	N/A
Year of Birth: 1962	Officer	July 2014 to	Services, Inc. 2013 to present.
present
Rodney L. Ruehle	Chief Compliance	Indefinite/	Director, Foreside Fund Officer	N/A	N/A
Year of Birth: 1968	Officer and AML	March 2019 to	Services, LLC (formerly Foreside
	Officer	present	Compliance Services, LLC)
(financial services) 2016 to present;
Director, Beacon Hill Fund Services,
LLC April 2008 to July 2016.
Deanna Y. Pellack	Secretary	Indefinite/	Vice President, Global Fund Services	N/A	N/A
Year of Birth: 1987		May 2021 to	Fund Governance Solutions, the
		present	Northern Trust Company 2019 to
present; Second Vice President,
Global Fund Services Fund
Governance Solutions,
The Northern Trust Company
2014 to 2019; Assistant Secretary of
Advisers Investment Trust 2018 to
2021.

Other
				Number of	Directorships
				Portfolios in	Held by
	Position(s)	Term of Office/	Principal	the Trust	Trustee
Name, Address and	Held with	Length of Time	Occupation(s) During	Overseen by	During Past
Year of Birth1	the Trust	Served	Past 5 Years	Trustee	5 Years
Tracy L. Dotolo	Treasurer	Indefinite/	Director, Foreside Fund Officer	N/A	N/A
Year of Birth: 1976		May 2021 to	Services, LLC, 2016 to present; Vice
		present	President of Global Fund Services,
JPMorgan Chase & Co., 2009 to
2016.
Troy A. Sheets	Assistant	Indefinite/May 2021	Senior Director, Foreside	N/A	N/A
Year of Birth: 1971	Treasurer	to present	Financial Group, LLC 2016 to
present; Director, Beacon Hill
Fund Services, Inc. 2009 to 2016;
Treasurer of Advisers Investment
Trust 2011 to 2021
Trent Statczar	Assistant	Indefinite/	Director, Foreside Financial	N/A	N/A
Year of Birth: 1971	Treasurer	July 2011 to present	Group, LLC 2016 to present;
Director, Beacon Hill Fund Services,
Inc. 2008 to 2016.
Kara M. Schneider	Assistant	Indefinite/	Second Vice President, Global Fund	N/A	N/A
Year of Birth: 1973	Secretary	May 2021 to	Services Fund Governance
		present	Solutions, the Northern Trust
Company 2021 to present;
Manager, Ultimus Fund Solutions
LLC 2017 to 2021.

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The mailing address of Messrs. Whitaker, Ruehle, Sheets and Statczar and Ms. Dotolo is 690 Taylor Road, Suite 210, Gahanna, Ohio 43230. The mailing address of Messrs. Houlihan and Jones and Mses. Nelligan, Pellack, and Schneider is 50 S. LaSalle Street, Chicago, IL 60603.

Mr. Whitaker is the President of Foreside Financial Group, LLC and is therefore deemed to be an "interested person" of the Trust, as defined in the 1940 Act.

Mr. Houlihan is an Executive Vice President of the Northern Trust Company and is therefore deemed to be an "interested person" of the Trust, as defined in the 1940 Act.

This Supplement and the Prospectus and Statement of Additional Information should be retained for future reference.

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